UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
	                       Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment	[   ];	Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Quaker Capital Management Corporation
Address:	The Arrott Building
		401 Wood Street, Suite 1300
		Pittsburgh, PA  15222-1824

13F File Number:	028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Fallgren
Title:		Compliance
Phone:		412-281-1948

Signature, Place, and Date of Signing:

   /s/	David R. Fallgren	Pittsburgh, Pennsylvania    February 14, 2002

Report Type (Check only one.):

[X  ]		13F HOLDINGS REPORT

[   ]		13F NOTICE

[   ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: 	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		53

Form 13F Information Table Value Total:		$496,367,168



List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP      Value ($)     Shares     InvDscn  Oth  VoteSole  VoteShd.
Airspan Networks	     Com    00950H102   2,921,250.0  1,025,000  Sole        1,025,000         0
Aldila Inc.                  Com    014384101     300,195.0    285,900  Sole                0  	285,900
Amer West Hldg Corp. Cl. B   Com    023657208   3,097,885.0    885,110  Sole          300,000	585,110
AMR Corporation		     Com    001765106  15,859,203.0    711,175  Sole	      280,000   431,175
AngloGold                    Com    356142208     759,332.0     42,045  Sole                0	 42,045
Arch Chemicals               Com    03937R102  14,886,586.0    641,663  Sole          210,000   431,663
Ashanti Goldfields Co. Ltd.  Com    043743202   2,374,454.0    558,695  Sole          250,000 	308,695
Barrick Gold Corp.           Com    067901108     971,036.0     60,880  Sole                0	 60,880
Borders Group Inc.           Com    099709107  10,345,568.0    521,450  Sole          295,000   226,450
Cable & Wireless	     Com    126830207  20,226,017.0  1,365,700  Sole          585,000   780,700
Cal Dive International       Com    127914109   7,142,392.0    289,400  Sole                0	289,400
Calgon Carbon                Com    129603106   5,843,748.0    699,850  Sole          492,000  	207,850
Ceragon Networks Ltd.	     Com    M22013102	3,467,379.0    775,700	Sole	      775,700	      0
Cold Metal Products          Com    192861102      71,714.0    247,290  Sole                0	247,290
Cole National Corp.          Com    193290103  25,188,272.0  1,521,950  Sole          451,600 1,070,350
Cooper Tire & Rubber         Com    216831107  20,215,149.0  1,266,613  Sole          374,900   891,713
Cytec Industries Inc.        Com    232820100   5,863,509.0    217,167  Sole                0   217,167
Dawson Geophysical           Com    239359102   4,095,278.0    528,423  Sole                0   528,423
Ditech Communications	     Com    25500M103   1,603,728.0    266,400  Sole                0   266,400
Doubleclick		     Com    258609304   9,371,376.0    826,400  Sole	      826,400	      0
Dycom Industries             Com    267475101   8,055,056.0    482,050  Sole                0	482,050
East West Bancorp Inc.       Com    27579R104  18,954,189.0    736,085  Sole          312,800   423,285
Emcee Broadcast Products     Com    268650108     268,515.0    596,700  Sole          596,700  	      0
Goodrich Corporation	     Com    382388106  21,776,491.0    818,050  Sole 	      350,000   468,050
Guilford Mills Inc.          Com    401794102     666,169.0  1,129,100  Sole        1,025,000  	104,100
ITSA                         Com    G4984V106       5,934.0    191,429  Sole          191,429         0
Loews Corporation            Com    540424108  19,516,743.0    352,415  Sole          151,300	201,115
Magellan Health Services     Com    559079108   6,955,504.0  1,095,355  Sole          907,500 	187,855
Massey Energy		     Com    576206106  18,359,006.0    885,625  Sole          334,300   551,325
Matrix Pharmaceutical        Com    576844104   1,240,379.0    790,050  Sole                0   790,050
MCI Group		     Com    98157D304     643,217.0     50,647  Sole	       26,200    24,447
Miller Herman Inc.           Com    600544100   1,307,120.0     55,246  Sole                0    55,246
Modis Professional           Com    607830106     202,062.0     28,300  Sole                0    28,300
Montana Power		     Com    612085100   4,887,213.0    849,950  Sole                0   849,950
Motorola Inc.                Com    620076109  16,032,724.0  1,067,425  Sole          450,000   617,425
Newmont Mining               Com    651639106  17,097,810.0    894,705  Sole          668,400	226,305
Nucentrix Broadband Networks Com    670198100  23,900,454.0  2,172,769  Sole          847,400 1,325,369
Packeteer Inc.               Com    695210104   2,819,762.0    382,600  Sole          382,600         0
Payless Shoesource           Com    704379106  21,565,362.0    384,067  Sole          159,000 	225,067
Peak International Ltd.      Com    G69586108   8,928,000.0  1,190,400  Sole                0 1,190,400
RF Monolithics Inc.          Com    74955F106   1,334,025.0    423,500  Sole           17,700   405,800
Rockford Corp.               Com    77316P101   8,248,812.0    961,400  Sole          488,000   473,400
Spectrum Control             Com    847615101   7,186,725.0  1,368,900  Sole          754,800  	614,100
Sprint Corporation           Com    852061100  20,989,686.0  1,045,303  Sole          550,000   495,303
Tektroix                     Com    879131100   8,783,891.0    340,725  Sole           56,400   284,325
United Therapeutics Corp.    Com    91307C102  10,800,375.0  1,037,500  Sole          333,800   703,700
UST Inc.                     Com    902911106   9,278,500.0    265,100  Sole          189,600    75,500
Walt Disney Co.              Com    254687106  19,518,240.0    942,000  Sole          394,200   547,800
Waste Management             Com    94106L109  22,654,504.0    709,950  Sole          310,000   399,950
Watchguard Technologies      Com    941105108   2,015,496.0    309,600  Sole          309,600         0
Water Pik Technologies       Com    94113U100   1,526,355.0    175,645  Sole                0   175,645
Worldcom                     Com    98157D106  20,880,485.0  1,482,989  Sole          743,000   739,989
WSFS Financial               Com    929328102  15,364,293.0    885,550  Sole          327,300  	558,250

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